UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Altima Partners LLP
Address:   23 Savile Row, 6th Floor
           London, W1S 2ET
           United Kingdom

Form 13F File Number: 28-13517

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:


/s/ Malcolm Goddard            London, England              February 4, 2010
-------------------            ---------------              ----------------
[Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $237,360 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-13521
Name:  Mark Donegan

No. 2
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.

No. 3
Form 13F File Number 28-13518
Name:  Altima Services UK Limited

No. 4
Form 13F File Number 28-13520
Name:  Altima International Limited

No. 5
Form 13F File Number 28-13522
Name:  Joseph Carvin



                                                        Form 13F Information Table

-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- -----------------------
        Column 1           Column 2    Column 3     Column 4         Column 5         Column 6    Column 7         Column 8
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- -----------------------
     Name of Issuer        Title of      CUSIP       Value     Shrs /   SH /   Put/   Investment     Other      Voting Authority
                             Class                  (x$1000)   Prn Amt  PRN    Call   Discretion   Managers
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- -----------------------
                                                                                                               Sole    Shared   None
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
        CADIZ INC           COM NEW    127537207      8624      720454    SH            DEFINED       1       720454
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
          VIVO             SPON ADR    92855S200     54448      1756376   SH            DEFINED       1       1756376
    PARTICIPACOES SA        PFD NEW
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
          VIVO             SPON ADR    92855S200      8380      270314    SH            DEFINED   1, 2, 3,    270314
    PARTICIPACOES SA        PFD NEW                                                                   4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
COMPANHIA DE BEBIDAS DAS   SPON ADR    20441W203      6571       65000    SH            DEFINED   1, 2, 3,     65000
           AME                PFD                                                                   4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
ARCHER DANIELS MIDLAND CO     COM      039483102     10458      334000    SH            DEFINED   1, 2, 3,    334000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
      BUNGE LIMITED           COM      G16962105      9434      147800    SH            DEFINED   1, 2, 3,    147800
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
        MOSAIC CO             COM      61945A107     10046      168197    SH            DEFINED   1, 2, 3,    168197
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
 FRESH DEL MONTE PRODUCE      ORD      G36738105      3315      150000    SH            DEFINED   1, 2, 3,    150000
           INC                                                                                      4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
     TERRA INDS INC           COM      880915103      9799      304400    SH            DEFINED   1, 2, 3,    304400
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
CHIQUITA BRANDS INTL INC      COM      170032809      5412      300000    SH            DEFINED   1, 2, 3,    300000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
        COSAN LTD            SHS A     G25343107     11310      1300000   SH            DEFINED   1, 2, 3,    1300000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
    DARLING INTL INC          COM      237266101      5866      700000    SH            DEFINED   1, 2, 3,    700000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
   WHOLE FOODS MKT INC        COM      966837106      2333       85000    SH            DEFINED   1, 2, 3,     85000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
     PICO HLDGS INC         COM NEW    693366205      4582      140000    SH            DEFINED   1, 2, 3,    140000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
    CF INDS HLDGS INC         COM      125269100     13526      149000    SH            DEFINED   1, 2, 3,    149000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
      COCA COLA CO            COM      191216100      5700      100000    SH            DEFINED   1, 2, 3,    100000
                                                                                                    4, 5
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
     PANASONIC CORP           ADR      69832A205       68        4760     SH            DEFINED       1        4760
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
       ISHARES INC          MSCI       464286731      110        8466     SH            DEFINED       1        8466
                            TAIWAN
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
       TERNIUM SA          SPON ADR    880890108      5329      150440    SH            DEFINED   1, 2, 3,    150440
                                                                                                      4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
ULTRAPAR PARTICIPACOES SA   SP ADR     90400P101      3790       80811    SH            DEFINED   1, 2, 3,     80811
                            REP PFD                                                                   4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
CIA DE MINAS BUENAVENTURA  SPON ADR    204448104      3975      118777    SH            DEFINED   1, 2, 3,    118777
                                                                                                      4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
         VALE SA             ADR       91912E204      1737       70000    SH            DEFINED   1, 2, 3,     70000
                             REPSTG                                                                   4
                             PFD
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
 OPEN JT STK CO - VIMPEL   SPON ADR    68370R109      1461       78600    SH            DEFINED   1, 2, 3,     78600
         COMMUN                                                                                       4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
     ICICI BANK LTD           ADR      45104G104      6027      159820    SH            DEFINED       1       159820
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
     ICICI BANK LTD           ADR      45104G104      1961       52000    SH            DEFINED   1, 2, 3,     52000
                                                                                                      4
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----


   PEABODY ENERGY CORP        COM      704549104     39604      876000    SH            DEFINED       1       876000
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----
      CITIGROUP INC           COM      172967101      3494      1055710   SH            DEFINED       1       1055710
-------------------------- ---------- ------------ ----------- -------- ------ ------ ----------- ---------- --------- ------- -----

REPORT SUMMARY        DATA RECORDS  27      237360                  5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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